Basis of Presentation and Material Accounting Policy Information (Details) - Schedule of Consolidated Statements of Financial Position $ in Thousands	Dec. 31, 2021 USD ($)
As Reported [Member]
Shareholders’ equity
Share capital	$ 530,123
Contributed surplus	56,622
Revaluation surplus	2,941
Accumulated deficit	(294,924)
Total equity	294,762
Adjustments [Member]
Shareholders’ equity
Share capital	4,886
Contributed surplus
Revaluation surplus
Accumulated deficit	(4,886)
Total equity
As restated [Member]
Shareholders’ equity
Share capital	535,009
Contributed surplus	56,622
Revaluation surplus	2,941
Accumulated deficit	(299,810)
Total equity	$ 294,762